Revenue (Contract Assets and Liabilities) (Details) $ in Millions	6 Months Ended
Feb. 28, 2019 CAD ($)
Contract assets [abstract]
Opening balance	$ 135
Increase in contract assets from revenue recognized during the period	86
Contract assets transferred to trade receivables	(72)
Contract terminations transferred to trade receivables	(4)
Ending balance	145
Contract liabilities [abstract]
Opening balance	244
Revenue recognized included in contract liabilities at the beginning of the year	(232)
Increase in contract liabilities during the period	222
Ending balance	$ 234